Summary of Restricted Stock Units Activity (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2013
Restricted Stock Units (RSUs)
Number of restricted stock units
Outstanding at beginning of period
Granted	850,000
Paid
Forfeited	(150,000)
Outstanding at end of period	700,000
Weighted-average ordinary fair value per share at grant date
Beginning Balance
Granted	$ 19.12
Paid
Forfeited	$ 13.26
Ending Balance	$ 20.38